Hatteras Master Fund LP	Schedule of Investments
	June 30, 2020 (Unaudited)

Investments in Adviser Funds — (100.54%)	Shares	Cost	Fair Value
Event Driven - (6.08%)
Harbinger Capital Partners Fund I, L.P. (Acquired 10/1/2007)(a)(b)(c)(d)		11,188,445	394,315
Harbinger Credit Distressed Blue Line Fund, L.P. (Acquired 4/1/2010)(a)(b)(c)(e)		12,326,927	909,171
King Street Capital, L.P. (Acquired 12/1/2017)(a)(b)(c)(e)		5,486,233	5,256,517
Perry Partners, L.P. (Acquired 10/1/2007)(a)(b)(c)		3,033	3,663
Sculptor Asia Domestic Partners, L.P. (Acquired 1/1/2006)(a)(b)(c)(d)		56,922	13,455
Third Point Partners Qualified, L.P. (Acquired 8/1/2017)(a)(b)(c)(e)		10,611,091	10,753,508
Total Event Driven		39,672,651	17,330,629

Long Short Equity — (1.13%)
Camcap Resources, L.P. (Acquired 6/1/2007)(a)(b)(c)		487,559	17,428
PIPE Equity Partners (Acquired 10/1/2004)(a)(b)(c)		3,845,244	120,691
PIPE Select Fund, LLC (Acquired 10/1/2004)(a)(b)(c)		3,218,604	2,261,784
The Raptor Private Holdings, L.P. (Acquired 11/1/2005)(a)(b)(c)		155,648	42,503
Valiant Capital Partners, L.P. (Acquired 9/1/2008)(a)(b)(c)(e)		354,270	790,128
Total Long Short Equity		8,061,325	3,232,534

Macro — (5.04%)
Aspect US Fund LLC - Diversified Class (Acquired 10/10/2017)(a)(b)(e)		5,939,110	6,188,690
Graham Absolute Return Trading Ltd. (Acquired 12/1/2017)(a)(b)(e)		8,679,089	8,010,684
Touradji Private Equity Onshore Fund, LTD. (Acquired 3/1/2009)(a)(b)(c)(d)		1,773,871	197,959
Total Macro		16,392,070	14,397,333

Relative Value — (6.52%)
BDCM Partners I, L.P. (Acquired 2/1/2012)(a)(b)(c)		6,490,138	9,550,669
D.E. Shaw Composite Fund, LLC (Acquired 4/1/2006) (a)(b)(c)		156,351	185,786
Drawbridge Special Opportunities Fund, L.P. (Acquired 4/1/2006)(a)(b)(c)		172,653	200,212
HBK Multi-Strategy Fund, L.P. (Acquired 7/1/2017)(a)(b)(c)(e)		7,954,390	8,590,777
Prospect Harbor Credit Partners, L.P. (Acquired 4/1/2008)(a)(b)(c)		13,705	52,013
Stark Investments, L.P. (Acquired 11/1/2010)(a)(b)(c)		50,084	17,167
Stark Select Asset Fund, LLC (Acquired 2/1/2010)(a)(b)(c)		19,907	20,397
Total Relative Value		14,857,228	18,617,021

Private Investments — (81.77%)
ABRY Advanced Securities Fund III, L.P. (Acquired 6/1/2014)(a)(b)(d)		3,223,742	1,939,069
ABRY Advanced Securities Fund, L.P. (Acquired 8/1/2008)(a)(b)(d)		256,690	100,207
ABRY Partners VI, L.P. (Acquired 3/3/2008)(a)(b)		1,447,267	162,125
ABRY Partners VII, L.P. (Acquired 11/8/2011)(a)(b)		1,816,101	1,047,409
ABRY Partners VIII, L.P. (Acquired 5/1/2015)(b)(d)		1,970,343	2,197,182
Accel-KKR Capital Partners III, L.P. (Acquired 9/30/2008)(a)(b)		-	30,049
Accel-KKR Capital Partners IV, L.P. (Acquired 7/1/2013)(b)		1,687,042	2,771,589
Angeles Equity Partners I, L.P. (Acquired 1/11/2016)(b)		974,948	809,436
Arclight Energy Partners Fund V, L.P. (Acquired 7/1/2006)(a)(b)		2,904,135	1,788,019
Ascendent Capital Partners I, L.P. (Acquired 7/1/2012)(b)(d)		1,385,007	1,801,326
BDCM Opportunity Fund II, L.P. (Acquired 3/1/2006)(b)		2,022,505	4,451,584
Benson Elliot Real Estate Partners II, L.P. (Acquired 6/1/2006)(a)(b)(g)		3,448,324	840,281
Cadent Energy Partners II, L.P. (Acquired 2/1/2008)(b)		4,797,649	3,293,029
Canaan Natural Gas Fund X, L.P. (Acquired 8/7/2008)(a)(b)		6,152,301	532,270
CDH Fund IV, L.P. (Acquired 7/13/2010)(b)(d)		1,035,991	1,992,820
China Special Opportunities Fund III, L.P. (Acquired 1/18/2011)(b)(d)		4,288,045	7,162,530
Claremont Creek Ventures II, L.P. (Acquired 11/22/2008)(a)(b)		2,946,392	1,448,841
Claremont Creek Ventures, L.P. (Acquired 12/1/2005)(a)(b)		1,476,005	9,526
Colony Investors VII, L.P. (Acquired 3/1/2006)(a)(b)		2,221,355	31,000
Colony Investors VIII, L.P. (Acquired 10/12/2006)(b)		6,143,940	155,200
Crosslink Crossover Fund V, L.P. (Acquired 3/1/2007)(a)(b)		234,054	344,559
Crosslink Crossover Fund VI, L.P. (Acquired 5/31/2011)(a)(b)		2,392,334	4,742,671
CX Partners Fund LTD. (Acquired 4/1/2009)(b)(d)		2,447,681	2,070,000
Dace Ventures I, L.P. (Acquired 6/1/2007)(a)(b)		2,271,989	920,750
Darwin Private Equity I, L.P. (Acquired 8/1/2007)(b)(g)		4,664,569	428,745
ECP IHS (Mauritius) Limited (Acquired 9/1/2014)(a)(b)(f)		7,413,981	11,936,737
EMG AE Permian Co-Investment, L.P. (Acquired 7/1/2014)(a)(b)		3,000,000	-
EMG Ascent 2016, L.P. (Acquired 12/28/2015)(a)(b)		4,203,815	5,192,288
EMG Ascent Secondary Fund, L.P. (Acquired 9/7/2017)(a)(b)		116,829	173,924
EMG Investment, LLC (Acquired 12/21/2010)(b)		-	127,595
EnerVest Energy Institutional Fund X-A, L.P. (Acquired 6/1/2005)(a)(b)		2,155,939	4,415
EnerVest Energy Institutional Fund XI-A, L.P. (Acquired 4/1/2007)(a)(b)		6,143,719	76,961
Fairhaven Capital Partners, L.P. (Acquired 3/1/2008)(a)(b)		4,521,533	2,219,439
Florida Real Estate Value Fund, L.P. (Acquired 11/12/2010)(b)		-	201,170
Forum European Realty Income III, L.P. (Acquired 2/1/2008)(b)(d)		1,993,925	298,933
Garrison Opportunity Fund, LLC (Acquired 1/12/2010)(a)(b)		-	262,262
Garrison Opportunity Fund II A, LLC (Acquired 3/8/2011)(a)(b)		-	1,131,714
Gavea Investment Fund II, L.P. (Acquired 5/1/2007)(a)(b)(d)		7,831	16,842
Gavea Investment Fund III, L.P. (Acquired 9/18/2008)(a)(b)(d)		-	114,822
Glade Brook Private Investors II L.P. (Acquired 1/27/2014)(a)(b)		4,302,378	398,688
Glade Brook Private Investors III LLC (Acquired 11/1/2014)(a)(b)		3,162,845	2,610,221
Glade Brook Private Opportunities Fund, LLC (Acquired 5/1/2015)(a)(b)		1,547,831	1,388,962
Glade Brook Private Investors X LLC (Acquired 11/08/2017)(a)(b)		-	2,305
Great Point Partners I, L.P. (Acquired 4/1/2006)(a)(b)		985,634	156,214
Greenfield Acquisition Partners V,L.P. (Acquired 4/1/2008)(b)		2,331,247	73,655
GTIS Brazil Real Estate Fund, L.P. (Acquired 7/25/2008)(b)		6,529,779	4,537,363
Halifax Capital Partners III, L.P. (Acquired 8/1/2012)(b)		3,244,681	1,945,025
Hancock Park Capital III, L.P. (Acquired 3/1/2006)(a)(b)		808,899	164,020
Intervale Capital Fund, L.P. (Acquired 2/1/2008)(a)(b)		2,415,112	2,738,401
J.C. Flowers II, L.P. (Acquired 12/23/2015)(b)(d)		-	39,033
J.C. Flowers III, L.P. (Acquired 10/1/2009)(b)(d)		4,061,008	1,610,551
L C Fund V, L.P. (Acquired 7/1/2011)(b)(d)		2,936,179	4,351,149
Light Street Argon, L.P. (Acquired 5/1/2014)(a)(b)		757,340	1,058,198
Light Street SPVH, L.P. (Acquired 8/25/2015)(a)(b)		2,000,000	2,605,874
Lighthouse Capital Partners VI, L.P. (Acquired 2/1/2007)(a)(b)		219,968	121,590
Lyfe Capital Fund, L.P. (Acquired 11/6/2015)(b)(d)		2,368,312	4,556,539
Merit Energy Partners F-II, L.P. (Acquired 3/1/2006)(a)(b)		1,099,281	300,406
Mid Europa Fund III, L.P. (Acquired 10/1/2007)(b)(h)		3,394,507	141,295
Monomoy Capital Partners III, L.P. (Acquired 5/6/2011)(b)		1,791,120	1,577,140
Natural Gas Partners IX, L.P. (Acquired 12/1/2005)(b)		564,297	176,599
New Horizon Capital III, L.P. (Acquired 1/1/2009)(b)(d)		927,992	1,691,529
NGP Energy Technology Partners II, L.P. (Acquired 1/23/2009)(b)		3,487,801	1,377,425
NGP Midstream & Resources Follow-On Fund, L.P. (Acquired 10/7/2007)(b)		649,307	896,547
NGP Midstream & Resources, L.P. (Acquired 10/7/2007)(b)		2,589,594	362,556
Northstar Equity Partners III Limited (Acquired 6/1/2011)(b)(d)		3,309,733	2,395,002
OCM Mezzanine Fund II, L.P. (Acquired 3/1/2006)(b)		382,661	-
Octave Japan Infrastructure Fund I (Acquired 7/1/2014)(a)(b)(i)		1,304,398	1,228,913
ORBIS Real Estate Fund I, L.P. (Acquired 11/1/2006)(a)(b)(f)		2,288,670	465,403
Orchid Asia IV, L.P. (Acquired 8/1/2007)(b)(d)		2,523,435	18,248,208
Patron Capital III, L.P. (Acquired 3/1/2007)(b)(g)		3,718,296	288,527
Phoenix Asia Real Estate Investments L.P. (Acquired 9/24/2007)(a)(b)(d)		2,235,211	1,974,581
Pine Brook Capital Partners, L.P. (Acquired 2/1/2008)(b)		4,596,155	422,773
Private Equity Investment Fund IV, L.P. (Acquired 3/1/2006)(a)(b)		1,331,360	266,273
Private Equity Investment Fund V, L.P (Acquired 4/1/2009)(a)(b)		12,442,343	7,124,751
Rockwood Capital Real Estate Partners Fund VII, L.P. (Acquired 9/1/2006)(b)		2,913,547	61,120
Roundtable Healthcare Partners III, L.P. (Acquired 10/29/2010)(a)(b)		4,665,459	6,932,217
Saints Capital VI, L.P. (Acquired 4/1/2008)(b)		5,391,845	1,398,798
Sanderling Venture Partners VI Co-Investment L.P. (Acquired 5/1/2005)(a)(b)		525,136	408,452
Sanderling Venture Partners VI, L.P. (Acquired 5/1/2005)(b)		735,999	854,181
SBC U.S. Fund II, L.P. (Acquired 8/30/2011)(a)(b)		2,628,106	1,557,960
Sentient Global Fund IV, L.P. (Acquired 6/1/2011)(a)(b)		5,527,480	1,796,111
Sentient Global Resources Fund III, L.P. (Acquired 7/21/2008)(b)(d)		11,966,779	3,290,666
Singerman Real Estate Opportunity Fund, L.P. (Acquired 5/28/2012)(b)		980,621	763,572
Sovereign Capital L.P. III (Acquired 3/22/2010)(b)(g)		-	1,063,501
Square Mile Partners III, L.P. (Acquired 7/17/2008)(a)(b)		1,791,262	39,663
Sterling Capital Partners Venture Fund II, L.P. (Acquired 8/1/2005)(a)(b)		1,375,262	132,922
Sterling Group Partners III, L.P. (Acquired 4/21/2010)(a)(b)		3,807,242	1,664,056
Strategic Value Global Opportunities Fund I-A, L.P. (Acquired 11/1/2006)(a)(b)		1,836,663	559,781
Sweetwater Secondaries Fund II LP (Acquired 6/12/2018) (a)(b)(j)		11,619,557	20,098,673
TDR Capital AS 2013 L.P. (Acquired 12/1/2013)(a)(b)(g)		6,184,080	24,383
Tenaya Capital V, L.P. (Acquired 7/1/2007)(b)		2,370,489	1,312,147
The Column Group, L.P. (Acquired 7/7/2007)(a)(b)		4,234,818	4,619,653
The Energy & Minerals Group Fund II L.P. (Acquired 6/1/2011)(b)		4,040,468	4,385,367
The Energy & Minerals Group Fund III L.P. (Acquired 10/8/2015)(b)		2,918,996	1,443,348
The Energy & Minerals Group Fund IV L.P. (Acquired 10/8/2015)(b)		1,839,793	1,794,016
The Founders Fund III,L.P. (Acquired 5/24/2010)(a)(b)		4,277,667	17,098,080
The Founders Fund IV, L.P. (Acquired 1/1/2012)(a)(b)		1,811,920	9,811,082
The Founders Fund VI, L.P. (Acquired 9/1/2017)(a)(b)		960,000	1,257,756
Tiger Global Private Investments Partners X, L.P. (Acquired 12/31/2016)(b)(d)		2,005,944	3,207,984
Tiger Global Private Investments Partners VI, L.P. (Acquired 11/8/2010)(b)(d)		2,216,261	3,179,746
Tiger Global Private Investments Partners VII, L.P. (Acquired 2/24/2012)(b)(d)		1,586,107	1,526,011
TPF II, L.P. (Acquired 10/1/2008)(a)(b)		1,814,310	200,796
Trivest Fund IV, L.P. (Acquired 11/1/2007)(a)(b)		900,258	126,091
Trivest Fund V, L.P. (Acquired 5/24/2013)(b)		2,194,786	2,788,344
Trivest Growth Investment Fund (Acquired 1/17/2017)(b)		1,501,543	1,982,032
Urban Oil and Gas Partners A-1, L.P. (Acquired 4/29/2010)(a)(b)		6,874,263	1,400,000
Urban Oil and Gas Partners B-1, L.P. (Acquired 12/1/2012)(b)		2,384,012	1,829,525
VCFA Private Equity Partners IV, L.P. (Acquired 3/1/2005)(b)		1,051,702	102,290
VCFA Venture Partners V, L.P. (Acquired 9/1/2006)(b)		2,798,624	928,032
Voyager Capital Fund III, L.P. (Acquired 5/1/2007)(a)(b)		1,731,182	1,154,158
WCP Real Estate Fund I, L.P. (Acquired 4/1/2007)(a)(b)		742,933	81,169
Westview Capital Partners II, L.P. (Acquired 8/21/2009)(a)(b)		1,841,054	1,495,597
Zero2IPO China Fund II, L.P. (Acquired 8/8/2008)(a)(b)(d)		3,140,218	857,310
Total Investments in Private Investments		295,481,396	233,462,055
Total Investments in Adviser Funds		374,464,670	287,039,572

Investments in Private Companies - (0.00%)
Illumitex, Inc., Common Stock (Acquired 6/1/2011)(a)(b)(j)	12,278	1,499,369	-
Total Investments in Private Companies		1,499,369	-
Investments in Private Company Call Options - (0.00%)
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (Acquired 6/1/2011)(a)(b)(j)	1,106	-	-
Total Investments in Private Company Call Options		-	-

Total Investments (cost $375,964,039) (100.54%)			287,039,572
Liabilities in Excess of Other Assets (-0.54%)			(1,551,017)
Partners’ capital — (100.00%)			285,488,555

(a) Non-income producing.
(b) Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
(c) The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of
June 30, 2020 was $64,365,075 and $39,378,144, respectively.
(d) Domiciled in Cayman Islands.
(e) All or a portion of this position is held in custody by U.S Bank N.A., as collateral for a credit facility.
The total cost and fair value of these investments as of June 30, 2020 was $63,781,375 and $51,588,981, respectively.
(f) Domiciled in Mauritius.
(g) Domiciled in United Kingdom.
(h) Domiciled in Guernsey.
(i) Domiciled in Japan.
(j) Security value is determined using significant unobservable inputs.

Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Adviser Funds
Event Driven	$-	$-	$-	$17,330,629	$17,330,629
Long Short Equity	-	-	-	3,232,534	3,232,534
Macro	-	-	-	14,397,333	14,397,333
Relative Value	-	-	-	18,617,021	18,617,021
Private Investments	-	-	20,098,673	213,363,382	233,462,055
Investments in Private Companies	-	-	-	-	-
Other Financial Instruments
Private Companies Call Options	-	-	-	-	-
Total	$-	$-	$20,098,673	$266,940,899	$287,039,572

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2020	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of June 30, 2020
Private Investments	$21,536,120	$-	$(1,437,447)	$-	$-	$-	$20,098,673
Private Companies	-	-	-	-	-	-	-
Total Level 3 Investments	$21,536,120	$-	$(1,437,447)	$-	$-	$-	$20,098,673

For the period ended June 30, 2020, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The change in unrealized appreciation/(depreciation) during the period from Level 3 investments held at June 30, 2020 is $(1,437,447).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2020:

Type of Level 3 Investment	Fair Value as of June 30, 2020	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$20,098,673	Dilution estimate	Partner commitment percentage
Private Companies	-	Current value method	Recent round of financing
Total Level 3 Investments	$20,098,673